Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus and Summary Prospectus, as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2018
On December 13, 2018, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers. Effective on or about December 19, 2018 (the First Effective Date), J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Effective on or about February 13, 2019 (the Second Effective Date), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) assumes day-to-day management of a portion of the Fund's portfolio.
Effective on or about February 12, 2019, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) will no longer serve as a subadviser to the Fund and, as of such date, all references to DGHM and Real Estate Management Services Group, LLC (REMS) are hereby removed. Effective on or about February 22, 2019, EAM Investors, LLC (EAM) will no longer serve as a subadviser to the Fund and, as of such date, all references to EAM are hereby removed.
Additionally, the changes described in this Supplement are hereby made to the Fund’s prospectus.
On the First Effective Date, the sixth paragraph under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the seventh paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
The rest of the section remains the same.
On the Second Effective Date, the sixth paragraph under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the seventh paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), EAM Investors, LLC (EAM), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The rest of the section remains the same.

Multi-Manager Small Cap Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus and Summary Prospectus, as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2018
On December 13, 2018, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers. Effective on or about December 19, 2018 (the First Effective Date), J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Effective on or about February 13, 2019 (the Second Effective Date), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) assumes day-to-day management of a portion of the Fund's portfolio.
Effective on or about February 12, 2019, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) will no longer serve as a subadviser to the Fund and, as of such date, all references to DGHM and Real Estate Management Services Group, LLC (REMS) are hereby removed. Effective on or about February 22, 2019, EAM Investors, LLC (EAM) will no longer serve as a subadviser to the Fund and, as of such date, all references to EAM are hereby removed.
Additionally, the changes described in this Supplement are hereby made to the Fund’s prospectus.
On the First Effective Date, the sixth paragraph under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the seventh paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
The rest of the section remains the same.
On the Second Effective Date, the sixth paragraph under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the seventh paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), EAM Investors, LLC (EAM), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The rest of the section remains the same.